Acquisitions and disposals - Disposals (Details) € in Millions, $ in Billions				12 Months Ended
	Jul. 31, 2019 EUR (€)	May 13, 2019	Mar. 20, 2017	Mar. 31, 2021 EUR (€)	Mar. 31, 2020 EUR (€)	Mar. 31, 2019 EUR (€)	Jul. 31, 2019 NZD ($)	Jul. 31, 2019 EUR (€)
Disposals
Foreign exchange gain (loss)				€ (13)	€ (146)	€ 2,277
Goodwill				(31,731)	(31,378)
Property, plant and equipment				(41,243)	(40,113)
Cash and cash equivalents				(5,821)	(13,557)
Short and long-term borrowings				67,760	74,925
Net cash proceeds arising from the transaction				157	4,427
Amount recorded in investment in joint ventures				4,249	5,323
Cash consideration received				192	2,140
Other disposals during the period				3	35
Cash consideration in respect of the disposal of subsidiaries, net of cash disposed				2	126
Cash consideration received/(paid				1,663	€ (160)
Vodafone Italy
Disposals
Economic interest (as a percent)					37.50%
Net gain on transaction					€ 3,356
Cash consideration received from merger					€ 2,140
Vodafone Malta
Disposals
Economic interest (as a percent)					100.00%
Net gain on disposal					€ 170
Consideration received for transfer of ownership					242
Vantage Towers
Disposals
Cash consideration received/(paid				2,000
Vantage Towers Greece
Disposals
Cash consideration received/(paid				(288)
Other
Disposals
Cash consideration received/(paid				(49)	(160)
Vodafone Idea
Disposals
Economic interest (as a percent)		45.20%
Vodafone New Zealand Limited
Disposals
Economic interest (as a percent)	100.00%
Aggregate consideration							$ 3.4	€ 2,000
Goodwill								(243)
Other intangible assets								(155)
Property, plant and equipment								(783)
Inventory								(29)
Trade and other receivables								(244)
Investments in associates and joint ventures								(4)
Current and deferred taxation								(11)
Short and long-term borrowings								215
Trade and other payables								261
Provisions								35
Net assets disposed								€ (958)
Net cash proceeds arising from the transaction	€ 2,023
Other effects	13
Net gain on transaction	1,078			0	1,078
Recycled foreign exchange losses	€ 59
Cash consideration received				(37)	2,023
Vodafone Malta
Disposals
Net gain on transaction				0	170
Cash consideration received				0	242
Vodafone India (excluding interest in Indus Towers)
Disposals
Economic interest (as a percent)			42.00%
Loss on disposal					1,276
Foreign exchange gain (loss)					(2,079)
Net gain on transaction					(3,420)
Infrastructure Wireless Italiane S.P.A. Discontinued Operations
Disposals
Goodwill					(1,320)
Property, plant and equipment					(548)
Trade and other receivables					(164)
Current and deferred taxation					44
Short and long-term borrowings					270
Trade and other payables					79
Provisions					40
Net assets disposed					(1,599)
Fair value of investment					3,559
Net cash proceeds arising from the transaction					2,140
Restriction of gain (Note 20)					(744)
Net gain on transaction				€ 0	3,356
Amount recorded in investment in joint ventures					3,345
Dividend receivable					€ 214